SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Change in Fair Value of Convertible Preferred Stock (Details) - Mandatorily Redeemable Preferred Stock $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Estimated fair value at beginning of period	$ 0
Change in estimated fair value	1,324
Settlement of forward contract liability	(1,324)
Estimated fair value at end of period	$ 0